Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information
The Second Lien Notes were issued by ION Geophysical Corporation, and are guaranteed by the Company’s current material U.S. subsidiaries: GX Technology Corporation, ION Exploration Products (U.S.A.), Inc. and I/O Marine Systems, Inc. (“the Guarantors”), all of which are wholly-owned subsidiaries. The Guarantors have fully and unconditionally guaranteed the payment obligations of ION Geophysical Corporation with respect to these debt securities. In August 2018, as part of the Company entering into the Third Amendment to its Credit Agreement, the Company joined the Mexican Subsidiary as a guarantor with respect to the Second Lien Notes. All periods period presented below have been updated to include the Mexican Subsidiary within The Guarantors column. The following condensed consolidating financial information presents the results of operations, financial position and cash flows for:

•	ION Geophysical Corporation and the Guarantors (in each case, reflecting investments in subsidiaries utilizing the equity method of accounting).

•	All other subsidiaries of ION Geophysical Corporation that are non-guarantors.

•	The consolidating adjustments necessary to present ION Geophysical Corporation’s results on a consolidated basis.
This condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and footnotes. For additional information pertaining to the Notes, see Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operations” in Part 2 of this Form 10-K.

	December 31, 2018
Balance Sheet	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$13,782	$47	$19,722	$—	$33,551
Accounts receivable, net	8	17,349	8,771	—	26,128
Unbilled receivables	—	12,697	31,335	—	44,032
Inventories	—	8,721	5,409	—	14,130
Prepaid expenses and other current assets	3,891	1,325	2,566	—	7,782
Total current assets	17,681	40,139	67,803	—	125,623
Deferred income tax asset	805	6,261	125	—	7,191
Property, plant, equipment and seismic rental equipment, net	489	8,922	3,630	—	13,041
Multi-client data library, net	—	70,380	3,164	—	73,544
Investment in subsidiaries	836,002	247,359	—	(1,083,361)	—
Goodwill	—	—	22,915	—	22,915
Intercompany receivables	—	305,623	66,021	(371,644)	—
Other assets	1,723	643	69	—	2,435
Total assets	$856,700	$679,327	$163,727	$(1,455,005)	$244,749
LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$1,159	$1,069	$—	$—	$2,228
Accounts payable	2,407	29,602	2,904	—	34,913
Accrued expenses	7,011	10,036	14,364	—	31,411
Accrued multi-client data library royalties	—	29,040	216	—	29,256
Deferred revenue	—	6,515	1,195	—	7,710
Total current liabilities	10,577	76,262	18,679	—	105,518
Long-term debt, net of current maturities	117,644	1,869	—	—	119,513
Intercompany payables	721,817	—	—	(721,817)	—
Other long-term liabilities	430	5,698	5,766	—	11,894
Total liabilities	850,468	83,829	24,445	(721,817)	236,925
Equity:
Common stock	140	290,460	47,776	(338,236)	140
Additional paid-in capital	952,626	180,700	203,908	(384,608)	952,626
Accumulated earnings (deficit)	(926,092)	390,691	(12,475)	(378,216)	(926,092)
Accumulated other comprehensive income (loss)	(20,442)	4,324	(22,023)	17,699	(20,442)
Due from ION Geophysical Corporation	—	(270,677)	(79,496)	350,173	—
Total stockholders’ equity	6,232	595,498	137,690	(733,188)	6,232
Noncontrolling interests	—	—	1,592	—	1,592
Total equity	6,232	595,498	139,282	(733,188)	7,824
Total liabilities and equity	$856,700	$679,327	$163,727	$(1,455,005)	$244,749

	December 31, 2017
Balance Sheet	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$39,344	$66	$12,646	$—	$52,056
Accounts receivable, net	50	12,496	6,932	—	19,478
Unbilled receivables	—	34,484	2,820	—	37,304
Inventories	—	8,686	5,822	—	14,508
Prepaid expenses and other current assets	2,427	4,530	686	—	7,643
Total current assets	41,821	60,262	28,906	—	130,989
Deferred income tax asset	1,264	336	153	—	1,753
Property, plant, equipment and seismic rental equipment, net	511	7,170	44,472	—	52,153
Multi-client data library, net	—	81,442	7,858	—	89,300
Investment in subsidiaries	693,679	321,934	—	(1,015,613)	—
Goodwill	—	—	24,089	—	24,089
Intercompany receivables	—	162,017	60,394	(222,411)	—
Other assets	686	1,811	288	—	2,785
Total assets	$737,961	$634,972	$166,160	$(1,238,024)	$301,069
LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$39,774	$250	$—	$—	$40,024
Accounts payable	1,774	20,982	2,195	—	24,951
Accrued expenses	12,284	16,957	9,456	—	38,697
Accrued multi-client data library royalties	—	26,824	211	—	27,035
Deferred revenue	—	7,231	1,679	—	8,910
Total current liabilities	53,832	72,244	13,541	—	139,617
Long-term debt, net of current maturities	116,691	29	—	—	116,720
Intercompany payables	537,417	—	—	(537,417)	—
Other long-term liabilities	454	6,084	7,388	—	13,926
Total liabilities	708,394	78,357	20,929	(537,417)	270,263
Equity:
Common stock	120	290,460	49,394	(339,854)	120
Additional paid-in capital	903,247	180,701	202,290	(382,991)	903,247
Accumulated earnings (deficit)	(854,921)	317,324	(9,247)	(308,077)	(854,921)
Accumulated other comprehensive income (loss)	(18,879)	4,372	(19,681)	15,309	(18,879)
Due from ION Geophysical Corporation	—	(236,242)	(78,764)	315,006	—
Total stockholders’ equity	29,567	556,615	143,992	(700,607)	29,567
Noncontrolling interests	—	—	1,239	—	1,239
Total equity	29,567	556,615	145,231	(700,607)	30,806
Total liabilities and equity	$737,961	$634,972	$166,160	$(1,238,024)	$301,069

	Year Ended December 31, 2018
Income Statement	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
Total net revenues	$—	$96,649	$83,396	$—	$180,045
Cost of goods sold	—	85,186	35,239	—	120,425
Gross profit	—	11,463	48,157	—	59,620
Total operating expenses	32,888	29,235	51,769	—	113,892
Loss from operations	(32,888)	(17,772)	(3,612)	—	(54,272)
Interest expense, net	(13,010)	(136)	174	—	(12,972)
Intercompany interest, net	1,124	(12,137)	11,013	—	—
Equity in earnings (losses) of investments	(26,446)	37,219	—	(10,773)	—
Other income (expense)	(196)	116	(356)	—	(436)
Income (loss) before income taxes	(71,416)	7,290	7,219	(10,773)	(67,680)
Income tax expense (benefit)	(245)	(6,711)	9,674	—	2,718
Net income (loss)	(71,171)	14,001	(2,455)	(10,773)	(70,398)
Net income attributable to noncontrolling interests	—	—	(773)	—	(773)
Net income (loss) attributable to ION	$(71,171)	$14,001	$(3,228)	$(10,773)	$(71,171)
Comprehensive net income (loss)	$(72,734)	$13,953	$(4,797)	$(8,383)	$(71,961)
Comprehensive income attributable to noncontrolling interest	—	—	(773)	—	(773)
Comprehensive net income (loss) attributable to ION	$(72,734)	$13,953	$(5,570)	$(8,383)	$(72,734)

	Year Ended December 31, 2017
Income Statement	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
Total net revenues	$—	$148,590	$48,964	$—	$197,554
Cost of goods sold	—	90,754	31,161	—	121,915
Gross profit	—	57,836	17,803	—	75,639
Total operating expenses	39,000	28,020	17,318	—	84,338
Income (loss) from operations	(39,000)	29,816	485	—	(8,699)
Interest expense, net	(16,729)	(107)	127	—	(16,709)
Intercompany interest, net	1,084	(6,613)	5,529	—	—
Equity in earnings (losses) of investments	27,696	67,290	—	(94,986)	—
Other income (expense)	(4,610)	(407)	1,072	—	(3,945)
Income (loss) before income taxes	(31,559)	89,979	7,213	(94,986)	(29,353)
Income tax expense (benefit)	(1,317)	(1,427)	2,768	—	24
Net income (loss)	(30,242)	91,406	4,445	(94,986)	(29,377)
Net income attributable to noncontrolling interests	—	—	(865)	—	(865)
Net income (loss) attributable to ION	$(30,242)	$91,406	$3,580	$(94,986)	$(30,242)
Comprehensive net income (loss)	$(27,373)	$91,358	$6,550	$(97,043)	$(26,508)
Comprehensive income attributable to noncontrolling interest	—	—	(865)	—	(865)
Comprehensive net income (loss) attributable to ION	$(27,373)	$91,358	$5,685	$(97,043)	$(27,373)

	Year Ended December 31, 2016
Income Statement	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Consolidating Adjustments	Total Consolidated
	(In thousands)
Total net revenues	$—	$91,465	$81,343	$—	$172,808
Cost of goods sold	—	87,660	49,116	—	136,776
Gross profit	—	3,805	32,227	—	36,032
Total operating expenses	31,438	27,279	20,486	—	79,203
Income (loss) from operations	(31,438)	(23,474)	11,741	—	(43,171)
Interest expense, net	(18,406)	(173)	94	—	(18,485)
Intercompany interest, net	978	(4,397)	3,419	—	—
Equity in earnings (losses) of investments	(19,756)	23,368	—	(3,612)	—
Other income (expense)	3,528	723	(2,901)	—	1,350
Income (loss) before income taxes	(65,094)	(3,953)	12,353	(3,612)	(60,306)
Income tax expense	54	1,337	3,030	—	4,421
Net income (loss)	(65,148)	(5,290)	9,323	(3,612)	(64,727)
Net income attributable to noncontrolling interests	—	—	(421)	—	(421)
Net income (loss) attributable to ION	$(65,148)	$(5,290)	$8,902	$(3,612)	$(65,148)
Comprehensive net income (loss)	$(72,331)	$(5,290)	$1,719	$4,208	$(71,694)
Comprehensive income attributable to noncontrolling interest	—	—	(421)	—	(421)
Comprehensive net income (loss) attributable to ION	$(72,331)	$(5,290)	$1,298	$4,208	$(72,115)

	Year Ended December 31, 2018
Statement of Cash Flows	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Total Consolidated
	(In thousands)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(37,659)	$39,407	$5,350	$7,098
Cash flows from investing activities:
Investment in multi-client data library	—	(25,307)	(2,969)	(28,276)
Purchase of property, plant, equipment and seismic rental equipment	(392)	(959)	(163)	(1,514)
Net cash used in investing activities	(392)	(26,266)	(3,132)	(29,790)
Cash flows from financing activities:
Repayments under revolving line of credit	(10,000)	—	—	(10,000)
Payments on notes payable and long-term debt	(30,169)	(638)	—	(30,807)
Cost associated with issuance of debt	(1,247)	—	—	(1,247)
Intercompany lending	7,983	(12,522)	4,539	—
Proceeds from employee stock purchases and exercise of stock options	214	—	—	214
Net proceeds from issuance of stocks	46,999	—	—	46,999
Dividend payment to noncontrolling interest	(200)	—	—	(200)
Other financing activities	(1,151)	—	—	(1,151)
Net cash provided by (used in) financing activities	12,429	(13,160)	4,539	3,808
Effect of change in foreign currency exchange rates on cash, cash equivalents and restricted cash	—	—	319	319
Net increase (decrease) in cash and cash equivalents	(25,622)	(19)	7,076	(18,565)
Cash, cash equivalents and restricted cash at beginning of period	39,707	66	12,646	52,419
Cash, cash equivalents and restricted cash at end of period	$14,085	$47	$19,722	$33,854
.
The following table is a reconciliation of cash, cash equivalents and restricted cash:

	December 31, 2018
	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Total Consolidated
	(In thousands)
Cash and cash equivalents	$13,782	$47	$19,722	$33,551
Restricted cash included in other long-term assets	303	—	—	303
Total cash, cash equivalents, and restricted cash shown in statements of cash flows	$14,085	$47	$19,722	$33,854

	Year Ended December 31, 2017
Statement of Cash Flows	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Total Consolidated
	(In thousands)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(22,315)	$73,154	$(23,227)	$27,612
Cash flows from investing activities:
Investment in multi-client data library	—	(23,710)	—	(23,710)
Purchase of property, plant, equipment and seismic rental equipment	(165)	(817)	(81)	(1,063)
Net cash used in investing activities	(165)	(24,527)	(81)	(24,773)
Cash flows from financing activities:
Payments on notes payable and long-term debt	(1,591)	(3,167)	(58)	(4,816)
Cost associated with issuance of debt	(53)	—	—	(53)
Intercompany lending	38,732	(45,609)	6,877	—
Proceeds from employee stock purchases and exercise of stock options	1,619	—	—	1,619
Payments to repurchase bonds	—	—	—	—
Dividend payment to noncontrolling interest	(100)	—	—	(100)
Other financing activities	(243)	—	—	(243)
Net cash provided by (used in) financing activities	38,364	(48,776)	6,819	(3,593)
Effect of change in foreign currency exchange rates on cash, cash equivalents and restricted cash	—	—	(260)	(260)
Net increase (decrease) in cash and cash equivalents	15,884	(149)	(16,749)	(1,014)
Cash, cash equivalents and restricted cash at beginning of period	23,823	215	29,395	53,433
Cash, cash equivalents and restricted cash at end of period	$39,707	$66	$12,646	$52,419
The following table is a reconciliation of cash, cash equivalents and restricted cash:

	December 31, 2017
	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Total Consolidated
	(In thousands)
Cash and cash equivalents	$39,344	$66	$12,646	$52,056
Restricted cash included in prepaid expenses and other current assets	60	—	—	60
Restricted cash included in other long-term assets	303	—	—	303
Total cash, cash equivalents, and restricted cash shown in statements of cash flows	$39,707	$66	$12,646	$52,419

	Year Ended December 31, 2016
Statement of Cash Flows	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Total Consolidated
	(In thousands)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(30,732)	$53,107	$(21,382)	$993
Cash flows from investing activities:
Investment in multi-client data library	—	(14,884)	—	(14,884)
Purchase of property, plant and equipment	(73)	(313)	(1,072)	(1,458)
Proceeds from sale of a cost-method investment	2,698	—	—	2,698
Net cash provided by (used in) investing activities	2,625	(15,197)	(1,072)	(13,644)
Cash flows from financing activities:
Payments under revolving line of credit	(5,000)	—	—	(5,000)
Borrowings under revolving line of credit	15,000	—	—	15,000
Payments on notes payable and long-term debt	(17,070)	(6,316)	(248)	(23,634)
Cost associated with issuance of debt	(6,744)	—	—	(6,744)
Repurchase of common stock	(964)	—	—	(964)
Intercompany lending	31,867	(34,771)	2,904	—
Other financing activities	(252)	—	—	(252)
Net cash provided by (used in) financing activities	16,837	(41,087)	2,656	(21,594)
Effect of change in foreign currency exchange rates on cash, cash equivalents and restricted cash	—	—	1,386	1,386
Net decrease in cash and cash equivalents	(11,270)	(3,177)	(18,412)	(32,859)
Cash, cash equivalents and restricted cash at beginning of period	35,093	3,392	47,807	86,292
Cash, cash equivalents and restricted cash at end of period	$23,823	$215	$29,395	$53,433
The following table is a reconciliation of cash, cash equivalents and restricted cash:

	December 31, 2016
	ION Geophysical Corporation	The Guarantors	All Other Subsidiaries	Total Consolidated
	(In thousands)
Cash and cash equivalents	$23,042	$215	$29,395	$52,652
Restricted cash included in prepaid expenses and other current assets	260	—	—	260
Restricted cash included in other long-term assets	521	—	—	521
Total cash, cash equivalents, and restricted cash shown in statements of cash flows	$23,823	$215	$29,395	$53,433